UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05104

Capital World Bond Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Courtney R. Taylor
Capital World Bond Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Bond Fund®
Investment portfolio

December 31, 2011
unaudited

Bonds & notes — 94.01%	Principal amount (000)	Value (000)

EUROS — 15.50%
German Government 2.25% 20131	€9,679	US$ 13,380
German Government, Series 3, 3.75% 2013	13,475	18,403
German Government, Series 157, 2.25% 2015	16,175	22,163
German Government, Series 4, 3.75% 2015	6,000	8,543
German Government 1.50% 20161	3,937	5,741
German Government, Series 6, 4.00% 2016	92,470	137,179
German Government, Series 6, 3.75% 2017	7,175	10,610
German Government 4.25% 2017	17,250	26,237
German Government, Series 7, 4.00% 2018	84,190	127,302
German Government, Series 8, 4.25% 2018	45,695	70,343
German Government 1.75% 20201	3,792	5,837
German Government 3.00% 2020	19,080	27,381
German Government, Series 9, 3.25% 2020	29,325	42,876
German Government 6.25% 2024	24,646	45,970
German Government 6.25% 2030	8,810	17,540
German Government, Series 00, 5.50% 2031	15,275	28,673
German Government 4.00% 2037	12,200	20,346
German Government, Series 8, 4.75% 2040	6,925	13,241
German Government 3.25% 2042	3,400	5,221
Belgium (Kingdom of), Series 49, 4.00% 2017	86,285	114,930
Belgium (Kingdom of), Series 40, 5.50% 2017	11,975	16,970
Netherlands Government Eurobond 4.25% 2013	34,000	46,713
Netherlands Government Eurobond 4.50% 2017	35,235	52,561
Netherlands Government Eurobond 4.00% 2018	6,535	9,590
Netherlands Government Eurobond 3.75% 2042	12,500	20,531
Spanish Government 3.25% 2016	70,600	88,649
Spanish Government 5.50% 2021	28,450	37,900
Italian Government 3.75% 2013	15,075	19,107
Italian Government 4.25% 2014	16,000	20,235
Italian Government 3.75% 2016	52,050	62,439
Italian Government 4.75% 2021	9,300	10,465
Italian Government 4.50% 2026	6,725	6,878
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20132	25,500	34,104
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20162	28,800	40,718
Irish Government 5.00% 2013	8,000	10,134
Irish Government 4.00% 2014	10,000	12,182
Irish Government 5.90% 2019	10,000	11,260
Irish Government 5.00% 2020	26,500	27,278
Dexia Municipal Agency 4.50% 20172	35,000	45,158
Barclays Bank PLC 4.00% 20192	17,900	24,113
Barclays Bank PLC 6.00% 2021	13,950	15,048
Munich Re Finance BV 6.75% 20233	16,825	22,707
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft 6.00% 20413	3,600	4,334
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft, junior subordinated 5.767% (undated)3	3,800	3,861
Royal Bank of Scotland PLC 6.00% 2013	960	1,175
Royal Bank of Scotland PLC 4.875% 2017	1,500	1,838
Royal Bank of Scotland PLC 6.934% 2018	20,465	21,157
Koninklijke KPN NV 3.75% 2020	17,600	22,855
Zurich Finance (USA), Inc., Series 6, 5.75% 20233	16,612	21,343
Zurich Finance (USA), Inc., Series 9, 4.50% 20253	750	924
Standard Chartered PLC 3.625% 2015	2,500	3,284
Standard Chartered Bank 5.875% 2017	14,000	17,866
HSBC Holdings PLC, Series 11, 6.25% 2018	4,050	5,402
HSBC Holdings PLC 6.00% 2019	10,975	14,447
Veolia Environnement 4.375% 2017	5,200	7,047
Veolia Environnement 6.125% 2033	7,915	10,977
Schering-Plough Corp. 5.375% 2014	11,655	16,624
KfW 4.375% 2013	11,875	16,320
Commerzbank AG, Series 774, 7.75% 2021	16,400	15,635
Assicurazioni Generali SpA. 6.90% 20223	12,423	15,049
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	10,500	13,963
Northern Rock PLC, Series 7, 4.125% 20172	10,350	13,463
National Grid Transco PLC 5.00% 2018	3,275	4,715
National Grid Transco PLC 4.375% 2020	6,000	8,306
Daimler AG, Series 6, 4.125% 2017	9,350	12,905
Gazprom OJSC 5.875% 2015	7,500	10,047
Gazprom OJSC 5.875% 2015	2,000	2,679
Volvo Treasury AB 5.00% 2017	9,440	12,671
AT&T Inc. 6.125% 2015	7,500	10,981
HBOS PLC 4.375% 20193	885	768
Lloyds TSB Bank PLC 6.50% 2020	9,900	10,111
Hungarian Government 5.75% 2018	3,750	4,120
Hungarian Government 6.00% 2019	5,750	6,312
Canadian Government 3.50% 2020	7,000	10,244
Iberdrola Finanzas, SAU 7.50% 2015	7,000	10,148
Anheuser-Busch InBev NV 8.625% 2017	5,730	9,613
Aviva PLC, junior subordinated 5.70% (undated)3	9,810	9,541
BMW Group 3.875% 2017	6,900	9,444
Merrill Lynch & Co., Inc. 4.625% 2018	9,600	9,195
Wal-Mart Stores, Inc. 4.875% 2029	6,000	9,034
Roche Holdings, Inc. 5.625% 2016	5,900	8,807
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	6,510	8,512
Finland (Republic of) 3.875% 2017	5,890	8,493
Bank Nederlandse Gemeenten 3.75% 2014	5,560	7,554
UBS AG 6.00% 2018	4,500	6,440
Telefónica Emisiones, SAU 4.375% 2016	4,465	5,769
Deutsche Telekom International Finance BV 7.50% 2033	3,375	5,630
Skandinaviska Enskilda 5.50% 2014	4,000	5,471
FCE Bank PLC 7.125% 2013	4,000	5,306
Telecom Italia SpA 7.75% 2033	4,500	5,131
Scottish and Southern Energy PLC 6.125% 2013	3,500	4,882
France Télécom 5.625% 2018	3,000	4,447
Bouygues SA 4.375% 2014	3,195	4,364
Imperial Tobacco Finance PLC 8.375% 2016	2,775	4,273
AXA SA 4.50% 2015	3,050	4,085
Rodamco Europe Finance BV, Series 5, 3.75% 2012	3,030	3,995
Novartis Finance SA, 4.25% 2016	2,500	3,585
Centrica plc 7.125% 2013	2,500	3,583
GlaxoSmithKline Capital PLC 5.125% 2012	2,500	3,354
Gas Natural SGD, SA 4.125% 2018	2,750	3,343
Anglian Water Services Financing PLC 4.625% 2013	2,250	3,070
Société Générale 6.125% 2018	2,650	3,065
CRH Finance BV 7.375% 20143	2,125	3,010
Delhaize Group 5.625% 2014	2,000	2,773
Bulgaria (Republic of) 7.50% 2013	1,638	2,232
Bulgaria (Republic of) 7.50% 2013	250	341
Red Eléctrica Financiaciones, SAU 4.75% 2018	1,800	2,423
BNP Paribas 5.431% 2017	1,830	2,344
Banque Centrale de Tunisie 6.25% 2013	1,350	1,768
Wind Acquisition SA 7.375% 2018	925	1,024
Nara Cable Funding Ltd. 8.875% 2018	850	985
Credit Suisse Group Finance (Guernsey) Ltd. 3.625% 20183	750	882
ENEL SpA 5.625% 2027	530	596
		1,906,591

JAPANESE YEN — 11.52%
Japanese Government, Series 238, 1.40% 2012	¥970,000	12,636
Japanese Government, Series 248, 0.70% 2013	2,425,100	31,728
Japanese Government, Class 4, 0.50% 20151	13,379,800	17,322
Japanese Government, Series 269, 1.30% 2015	28,677,400	385,451
Japanese Government, Series 284, 1.70% 2016	9,408,700	130,334
Japanese Government, Series 281, 2.00% 2016	2,465,000	34,397
Japanese Government, Series 14, 1.20% 20171	4,243,675	56,841
Japanese Government, Series 12, 1.20% 20171	1,583,160	21,288
Japanese Government, Series 288, 1.70% 2017	795,000	11,070
Japanese Government, Series 296, 1.50% 2018	3,781,850	52,259
Japanese Government, Series 299, 1.30% 2019	19,902,500	271,429
Japanese Government, Series 310, 1.00% 2020	19,754,650	260,249
Japanese Government, Series 21, 2.30% 2035	6,760,000	95,546
Japanese Government 2.40% 2038	1,218,950	17,652
KfW 1.35% 2014	716,000	9,514
European Investment Bank 1.40% 2017	721,700	9,485
		1,417,201

SOUTH KOREAN WON — 3.53%
South Korean Government, Series 1303, 5.25% 2013	KRW48,228,530	42,779
South Korean Government, Series 1309, 5.75% 2013	55,000,000	49,610
South Korean Government, Series 1406, 3.50% 2014	15,220,000	13,275
South Korean Government 4.25% 2014	41,330,000	36,732
South Korean Government 4.75% 2014	38,000,000	33,989
South Korean Government 5.00% 2014	79,326,500	71,833
South Korean Government 4.00% 2015	4,720,000	4,183
South Korean Government, Series 1503, 4.50% 2015	10,349,000	9,289
South Korean Government 5.25% 2015	77,241,860	71,253
South Korean Government 5.50% 2017	60,243,100	57,564
South Korean Government 5.75% 2018	45,000,000	43,979
		434,486

BRITISH POUNDS — 3.31%
United Kingdom 4.50% 2013	£6,090	9,924
United Kingdom 2.50% 20131	4,891	8,416
United Kingdom 2.00% 2016	7,740	12,626
United Kingdom 2.50% 20161	6,127	11,698
United Kingdom 3.75% 2019	45,965	82,434
United Kingdom 3.75% 2020	20,320	36,541
United Kingdom 4.75% 2020	7,885	15,147
United Kingdom 2.50% 20201	5,827	11,846
United Kingdom 5.00% 2025	4,000	8,109
United Kingdom 4.75% 2030	14,870	29,971
United Kingdom 4.125% 20301	4,130	12,257
United Kingdom 0.625% 20401	6,564	12,534
United Kingdom 4.25% 2040	26,270	50,338
United Kingdom 4.25% 2046	5,190	10,123
RSA Insurance Group PLC 9.375% 20393	1,733	3,072
RSA Insurance Group PLC 8.50% (undated)3	18,559	28,303
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	12,600	18,886
France Télécom 5.00% 2016	9,450	15,987
Virgin Media Secured Finance PLC 5.50% 2021	4,000	6,196
Tesco PLC 5.50% 2033	2,640	4,681
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 20392,4	2,400	3,306
Generali Finance BV 6.214% (undated)3	3,200	2,882
HSBC Holdings PLC 6.375% 20223	1,550	2,411
Time Warner Cable Inc. 5.75% 2031	1,375	2,329
CRH Group Funding LTD and CRH Finance (U.K.) PLC 8.25% 2015	1,225	2,173
Wal-Mart Stores, Inc. 5.625% 2034	950	1,857
Commerzbank AG, Series 151, 6.625% 2019	1,360	1,555
General Electric Capital Corp. 5.625% 2031	750	1,198
		406,800

MEXICAN PESOS — 3.13%
United Mexican States Government, Series M, 7.00% 2014	MXN 302,500	22,772
United Mexican States Government, Series MI10, 9.50% 2014	285,000	22,878
United Mexican States Government, Series M10, 7.25% 2016	564,500	43,383
United Mexican States Government 5.00% 20161	65,525	5,355
United Mexican States Government, Series M10, 7.75% 2017	2,310,900	181,880
United Mexican States Government 4.00% 20191	70,206	5,666
United Mexican States Government, Series M, 6.50% 2021	230,000	16,540
United Mexican States Government, Series M20, 10.00% 2024	462,900	42,752
United Mexican States Government, Series M20, 8.50% 2029	250,000	19,888
United Mexican States Government, Series M30, 10.00% 2036	137,000	12,189
United Mexican States Government 4.00% 20401	140,411	10,563
América Móvil, SAB de CV 8.46% 2036	15,000	1,034
		384,900

SWEDISH KRONOR — 2.74%
Swedish Government, Series 124, 4.00% 20122	SKr 172,000	25,121
Swedish Government, Series 1041, 6.75% 2014	123,430	20,365
Swedish Government 3.50% 20151	153,270	25,454
Swedish Government, Series 1049, 4.50% 2015	1,150,850	188,443
Swedish Government, Series 1047, 5.00% 2020	142,540	26,691
Swedish Government 4.00% 20201	42,689	8,362
Swedish Government, Series 3104, 3.50% 20281	122,701	27,469
Nordea Hypotek AB 4.00% 20122	60,000	8,763
Nordea Hypotek AB 4.00% 20142	45,800	6,941
		337,609

POLISH ZLOTY — 2.17%
Polish Government, Series 0414, 5.75% 2014	PLN527,125	155,681
Polish Government, Series 1017, 5.25% 2017	342,430	98,231
Polish Government, Series 1020, 5.25% 2020	37,900	10,548
Polish Government, Series 1021, 5.75% 2021	10,000	2,876
		267,336

MALAYSIAN RINGGITS — 2.02%
Malaysian Government, Series 509, 3.21% 2013	MYR232,125	73,526
Malaysian Government, Series 204, 5.094% 2014	163,575	54,027
Malaysian Government, Series 0207, 3.814% 2017	159,605	51,400
Malaysian Government, Series 0210, 4.012% 2017	178,345	58,013
Malaysian Government, Series 2/03, 4.24% 2018	35,000	11,527
		248,493

SINGAPORE DOLLARS — 1.74%
Singapore (Republic of) 1.625% 2013	$ S 58,350	45,711
Singapore (Republic of) 3.75% 2016	154,460	135,421
Singapore (Republic of) 3.25% 2020	38,400	33,594
		214,726

CANADIAN DOLLARS — 1.34%
Canadian Government 2.00% 2014	$ C13,000	13,108
Canadian Government 2.00% 2014	5,000	5,017
Canadian Government 4.50% 2015	21,450	23,434
Canadian Government 4.25% 2018	2,000	2,293
Canadian Government 3.25% 2021	23,360	25,551
Canadian Government 4.25% 20211	6,386	8,995
Canada Housing Trust 4.10% 2018	1,500	1,673
Canada Housing Trust 3.35% 2020	23,000	24,419
Province of Ontario, Series HC, 9.50% 2022	2,000	3,121
Province of Ontario 4.60% 2039	9,500	11,269
Province of Manitoba 4.25% 2018	8,500	9,389
Province de Québec 5.25% 2013	2,000	2,100
Province de Québec 9.375% 2023	2,000	3,115
Hydro One Inc. 5.49% 2040	4,000	4,901
Canadian Imperial Bank 5.00% 2012	4,000	4,024
Rogers Communications Inc. 5.80% 2016	3,500	3,858
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	1,500	2,149
Bank of Nova Scotia 5.04% 2013	2,000	2,053
Toronto-Dominion Bank 4.854% 2013	2,000	2,039
Wells Fargo & Co. 6.05% 2012	2,000	2,020
GE Capital Canada Funding Co., Series A, 5.29% 2012	2,000	2,008
Thomson Reuters Corp. 5.70% 20155	1,750	1,911
Bank of Montreal 5.18% 2015	1,750	1,894
Royal Bank of Canada 5.20% 2012	1,750	1,759
TransCanada PipeLines Ltd. 5.05% 2014	1,250	1,308
Province of New Brunswick 6.75% 2017	750	916
		164,324

HUNGARIAN FORINTS — 1.19%
Hungarian Government, Series 15/A, 8.00% 2015	HUF 831,040	3,299
Hungarian Government, Series 17/B, 6.75% 2017	15,237,250	56,011
Hungarian Government, Series 17/A, 6.75% 2017	11,138,500	39,847
Hungarian Government, Series 19/A, 6.50% 2019	2,534,600	8,606
Hungarian Government, Series 22A, 7.00% 2022	11,378,480	38,749
		146,512

ISRAELI SHEKELS — 1.10%
Israeli Government 4.50% 2015	ILS 78,740	21,565
Israeli Government 5.00% 20151	27,270	8,252
Israeli Government, Series 2683, 6.50% 2016	50,300	14,806
Israeli Government 5.50% 2017	315,745	90,290
		134,913

BRAZILIAN REAIS — 0.88%
Brazil (Federal Republic of) 10.00% 2012	BRL20,000	10,705
Brazil (Federal Republic of) 6.00% 20121	18,530	10,253
Brazil (Federal Republic of) 6.00% 20151	10,431	5,790
Brazil (Federal Republic of) 10.00% 2017	58,830	30,293
Brazil (Federal Republic of) 6.00% 20171	43,781	24,453
Brazil (Federal Republic of) Global 10.00% 2021	10,000	4,991
Brazil (Federal Republic of) Global 10.25% 2028	11,120	6,826
Brazil (Federal Republic of) 6.00% 20451	25,035	14,489
		107,800

TURKISH LIRA — 0.74%
Turkey (Republic of) 10.00% 20121	TRY16,221	9,048
Turkey (Republic of) 16.00% 2013	8,700	4,950
Turkey (Republic of) 4.00% 20151	19,212	10,860
Turkey (Republic of) 4.50% 20151	7,093	4,044
Turkey (Republic of) 10.00% 2015	34,350	17,941
Turkey (Republic of) 10.50% 2020	53,400	29,128
Turkey (Republic of) 3.00% 20211	27,781	14,577
		90,548

AUSTRALIAN DOLLARS — 0.56%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A20,139	21,951
Queensland Treasury Corp., Series 17, 6.00% 2017	18,937	20,971
New South Wales Treasury Corp., Series 14, 5.50% 2014	16,862	17,988
Australian Government 4.00% 20201	6,853	8,628
		69,538

PHILIPPINE PESOS — 0.53%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP 512,330	12,564
Philippines (Republic of) 4.95% 2021	114,000	2,645
Philippines (Republic of) 6.375% 2022	1,549,551	38,709
Philippines (Republic of) 6.25% 2036	483,000	10,992
		64,910

DANISH KRONER — 0.40%
Kingdom of Denmark 4.00% 2015	DKr250,000	49,582

NORWEGIAN KRONER — 0.38%
Norwegian Government 5.00% 2015	NKr250,000	46,471

RUSSIAN RUBLES — 0.32%
Russian Federation 7.85% 2018	RUB1,000,000	31,673
Russian Federation 7.85% 2018	260,000	8,235
		39,908

COLOMBIAN PESOS — 0.31%
Colombia (Republic of) Global 12.00% 2015	COP30,500,000	20,259
Colombia (Republic of) Global 7.75% 2021	10,265,000	6,357
Colombia (Republic of) Global 9.85% 2027	15,821,000	11,551
		38,167

SOUTH AFRICAN RAND — 0.21%
South Africa (Republic of), Series R-203, 8.25% 2017	ZAR 83,000	10,704
South Africa (Republic of), Series R-207, 7.25% 2020	130,000	15,507
		26,211

URUGUAYAN PESOS — 0.11%
Uruguay (Republic of) 4.375% 20281	UYU262,848	13,219

CHILEAN PESOS — 0.03%
Chilean Government 5.50% 2020	CLP1,790,000	3,609

ARGENTINE PESOS — 0.01%
Argentina (Republic of) GDP-Linked 2035	ARS37,877	1,024

U.S. DOLLARS — 40.24%
U.S. Treasury 1.00% 20126	US$116,000	116,369
U.S. Treasury 1.00% 2012	58,775	58,916
U.S. Treasury 1.125% 2013	2,510	2,543
U.S. Treasury 1.375% 2013	32,125	32,555
U.S. Treasury 2.00% 2013	18,740	19,366
U.S. Treasury 1.875% 20131	36,986	38,694
U.S. Treasury 2.75% 2013	46,000	48,099
U.S. Treasury 2.75% 2013	44,875	46,214
U.S. Treasury 3.375% 2013	4,550	4,776
U.S. Treasury 3.625% 2013	4,200	4,396
U.S. Treasury 0.50% 2014	2,495	2,507
U.S. Treasury 1.25% 2014	93,842	95,799
U.S. Treasury 1.875% 2014	35,000	36,288
U.S. Treasury 2.00% 20141	23,168	24,558
U.S. Treasury 2.125% 2015	23,250	24,667
U.S. Treasury 1.875% 20151	29,045	32,081
U.S. Treasury 0.125% 20161	28,129	29,364
U.S. Treasury 0.875% 2016	1,520	1,525
U.S. Treasury 1.00% 2016	123,241	124,562
U.S. Treasury 1.00% 2016	19,080	19,293
U.S. Treasury 1.00% 2016	16,245	16,406
U.S. Treasury 1.50% 2016	25,955	26,842
U.S. Treasury 2.00% 2016	8,730	9,214
U.S. Treasury 2.00% 2016	3,783	3,996
U.S. Treasury 2.625% 2016	23,000	24,871
U.S. Treasury 5.125% 2016	20,875	24,854
U.S. Treasury 2.375% 20171	26,331	30,636
U.S. Treasury 1.375% 20181	15,604	17,687
U.S. Treasury 1.625% 20181	5,566	6,349
U.S. Treasury 2.625% 2018	5,000	5,445
U.S. Treasury 2.00% 2021	20,570	20,795
U.S. Treasury 2.125% 2021	172,151	176,501
U.S. Treasury 3.625% 2021	1,525	1,770
U.S. Treasury 2.00% 20261	12,869	15,851
U.S. Treasury 5.25% 2029	64,650	89,306
U.S. Treasury 3.375% 20321	6,430	9,938
U.S. Treasury 4.25% 2039	5,380	6,836
U.S. Treasury 4.375% 2039	9,000	11,669
U.S. Treasury 2.125% 20401	8,612	11,611
U.S. Treasury 3.875% 2040	42,500	50,870
U.S. Treasury 4.375% 2040	11,500	14,918
U.S. Treasury 4.625% 2040	6,000	8,082
U.S. Treasury 3.75% 2041	14,865	17,453
U.S. Treasury 4.75% 2041	21,700	29,862
Fannie Mae 5.00% 20172	284	306
Fannie Mae 4.00% 20242	2,291	2,418
Fannie Mae 4.00% 20242	2,253	2,377
Fannie Mae 3.50% 20252	8,889	9,306
Fannie Mae 3.50% 20252	4,212	4,410
Fannie Mae 3.50% 20252	2,629	2,753
Fannie Mae 4.00% 20252	9,672	10,207
Fannie Mae 4.00% 20252	2,724	2,875
Fannie Mae, Series 2001-4, Class GA, 9.80% 20252,3	9	11
Fannie Mae 3.50% 20262	2,673	2,816
Fannie Mae 6.00% 20262	547	609
Fannie Mae 3.00% 20272	141,880	146,558
Fannie Mae 3.50% 20262	10,000	10,459
Fannie Mae 5.50% 20332	16,000	17,493
Fannie Mae 5.50% 20342	525	572
Fannie Mae 4.50% 20352	1,144	1,218
Fannie Mae 6.00% 20352	499	552
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20362	3,610	3,282
Fannie Mae 6.00% 20362	2,822	3,146
Fannie Mae, Series 2006-49, Class PA, 6.00% 20362	896	1,008
Fannie Mae 6.00% 20372	12,738	14,042
Fannie Mae 6.00% 20372	6,241	6,880
Fannie Mae 6.00% 20372	844	931
Fannie Mae 6.00% 20372	836	921
Fannie Mae 6.00% 20372	494	545
Fannie Mae 6.00% 20372	476	526
Fannie Mae 6.00% 20372	382	421
Fannie Mae 6.00% 20372	369	408
Fannie Mae 5.00% 20382	965	1,044
Fannie Mae 5.343% 20382,3	3,282	3,497
Fannie Mae 5.50% 20382	5,464	5,970
Fannie Mae 5.50% 20382	4,061	4,437
Fannie Mae 5.50% 20382	47	51
Fannie Mae 6.00% 20382	20,187	22,253
Fannie Mae 6.00% 20382	12,314	13,570
Fannie Mae 6.00% 20382	10,562	11,643
Fannie Mae 6.00% 20382	3,032	3,353
Fannie Mae 6.00% 20382	2,557	2,819
Fannie Mae 6.00% 20382	814	897
Fannie Mae 6.00% 20382	197	217
Fannie Mae 3.538% 20392,3	1,769	1,848
Fannie Mae 3.615% 20392,3	1,285	1,344
Fannie Mae 3.822% 20392,3	506	537
Fannie Mae 3.87% 20392,3	535	566
Fannie Mae 3.873% 20392,3	472	496
Fannie Mae 3.942% 20392,3	485	508
Fannie Mae 3.952% 20392,3	736	775
Fannie Mae 5.50% 20392	5,906	6,437
Fannie Mae 5.50% 20392	1,047	1,141
Fannie Mae 6.00% 20392	34,063	37,551
Fannie Mae 3.50% 20402	5,853	6,027
Fannie Mae 3.50% 20402	3,603	3,710
Fannie Mae 4.00% 20402	10,525	11,069
Fannie Mae 4.00% 20402	10,069	10,590
Fannie Mae 4.00% 20402	9,550	10,099
Fannie Mae 4.00% 20402	9,206	9,735
Fannie Mae 4.50% 20402	11,423	12,168
Fannie Mae 4.50% 20402	8,305	8,847
Fannie Mae 4.50% 20402	5,923	6,309
Fannie Mae 5.00% 20402	9,320	10,081
Fannie Mae 6.00% 20402	8,889	9,800
Fannie Mae 3.50% 20412	16,283	16,766
Fannie Mae 3.50% 20412	1,942	2,000
Fannie Mae 4.00% 20412	37,995	40,074
Fannie Mae 4.00% 20412	22,828	24,017
Fannie Mae 4.00% 20412	19,704	20,838
Fannie Mae 4.00% 20412	18,868	19,844
Fannie Mae 4.00% 20412	17,041	17,923
Fannie Mae 4.00% 20412	11,188	11,767
Fannie Mae 4.00% 20412	10,302	10,835
Fannie Mae 4.00% 20412	4,886	5,167
Fannie Mae 4.00% 20412	3,311	3,482
Fannie Mae 4.00% 20412	3,289	3,479
Fannie Mae 4.00% 20412	2,423	2,548
Fannie Mae 4.50% 20412	18,190	19,377
Fannie Mae 4.50% 20412	11,642	12,402
Fannie Mae 4.50% 20412	10,367	11,044
Fannie Mae 4.50% 20412	4,983	5,393
Fannie Mae 4.50% 20412	2,185	2,328
Fannie Mae 5.00% 20412	13,795	15,196
Fannie Mae 5.00% 20412	5,385	5,913
Fannie Mae 3.50% 20412	68,920	70,901
Fannie Mae 4.00% 20412	16,855	17,711
Fannie Mae 4.50% 20412	13,500	14,369
Fannie Mae 6.00% 20402	33,140	36,495
Fannie Mae 6.50% 20472	1,411	1,548
Fannie Mae 6.50% 20472	609	668
Fannie Mae 6.50% 20472	299	329
Fannie Mae 7.00% 20472	710	780
Fannie Mae 6.50% 20482	1,969	2,160
Freddie Mac 1.75% 2015	11,000	11,380
Freddie Mac 4.00% 20252	7,027	7,379
Freddie Mac 6.00% 20322	774	863
Freddie Mac, Series 3213, Class OG, principal only, 0% 20362	3,971	3,625
Freddie Mac 6.00% 20362	1,236	1,367
Freddie Mac, Series 3292, Class BO, principal only, 0% 20372	969	916
Freddie Mac 5.50% 20382	8,576	9,318
Freddie Mac 5.50% 20382	1,949	2,120
Freddie Mac 6.00% 20382	2,380	2,617
Freddie Mac 6.00% 20382	424	466
Freddie Mac 3.725% 20392,3	634	670
Freddie Mac 4.00% 20412	20,658	21,704
Freddie Mac 5.50% 20402	11,625	12,615
JPMorgan Chase & Co. 2.60% 2016	4,000	3,946
JPMorgan Chase & Co. 3.15% 2016	5,000	5,030
JPMorgan Chase & Co. 3.45% 2016	23,385	23,786
JPMorgan Chase & Co. 4.25% 2020	20,350	20,523
JPMorgan Chase & Co. 4.35% 2021	2,490	2,519
JPMorgan Chase & Co. 4.625% 2021	7,504	7,776
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 6.20% 2019	18,700	21,404
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.30% 2039	11,000	13,158
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	7,770	9,640
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	12,035	14,946
Polish Government 6.375% 2019	29,460	32,701
Polish Government 5.125% 2021	11,400	11,628
Polish Government 5.00% 2022	5,175	5,220
Prologis, Inc. 7.625% 2014	8,000	8,768
Prologis, Inc. 6.125% 2016	1,550	1,695
Prologis, Inc. 6.25% 2017	4,824	5,218
Prologis, Inc. 6.625% 2018	3,225	3,507
Prologis, Inc. 6.625% 2019	2,475	2,697
Prologis, Inc. 7.375% 2019	8,240	9,321
Prologis, Inc. 6.875% 2020	9,355	10,400
Croatian Government 6.75% 20194	19,100	18,172
Croatian Government 6.75% 2019	6,000	5,708
Croatian Government 6.625% 20204	7,095	6,652
Croatian Government 6.375% 20214	8,680	7,934
France Government Agency-Guaranteed, Société Finance 2.875% 20144	6,070	6,132
Société Générale 5.75% 20164	11,495	9,854
Société Générale 5.20% 20214	25,100	21,357
Anheuser-Busch InBev NV 6.875% 2019	14,400	18,106
Anheuser-Busch InBev NV 7.75% 2019	9,595	12,441
Anheuser-Busch InBev NV 5.375% 2020	4,000	4,697
Standard Chartered PLC 3.85% 20154	8,330	8,392
Standard Chartered PLC 3.20% 20164	16,950	16,606
Standard Chartered Bank 6.40% 20174	9,000	9,257
Hungarian Government 6.25% 2020	29,860	27,023
Hungarian Government 7.625% 2041	6,460	5,749
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20144	975	1,022
Westfield Group 7.50% 20144	1,645	1,805
Westfield Group 5.75% 20154	710	755
Westfield Group 5.70% 20164	7,050	7,560
Westfield Group 7.125% 20184	15,510	17,352
WEA Finance LLC 4.625% 20214	3,630	3,568
Deutsche Telekom International Finance BV 5.875% 2013	1,880	1,994
Deutsche Telekom International Finance BV 3.125% 20164	2,715	2,738
Deutsche Telekom International Finance BV 8.75% 20303	5,925	8,275
Deutsche Telekom International Finance BV 9.25% 2032	12,790	19,039
Telecom Italia Capital SA 6.999% 2018	4,908	4,593
Telecom Italia Capital SA 7.175% 2019	1,092	1,024
Telecom Italia Capital SA 6.375% 2033	6,044	4,583
Telecom Italia Capital SA 6.00% 2034	9,165	6,800
Telecom Italia Capital SA 7.20% 2036	16,318	13,494
Wells Fargo & Co. 2.625% 2016	6,250	6,255
Wells Fargo & Co. 4.60% 2021	20,600	22,626
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 20452,3	4,720	5,253
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20462,4	6,750	6,982
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462,4	8,500	8,868
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.74% 20492,3	6,285	6,828
Morgan Stanley 3.80% 2016	7,500	6,918
Morgan Stanley, Series F, 6.625% 2018	1,720	1,700
Morgan Stanley, Series F, 5.625% 2019	10,750	9,967
Morgan Stanley 5.50% 2021	3,705	3,431
Morgan Stanley, Series F, 5.75% 2021	5,500	5,137
United Mexican States Government Global 6.375% 2013	151	158
United Mexican States Government Global 5.95% 2019	8,920	10,646
United Mexican States Government Global, Series A, 5.125% 2020	3,000	3,442
United Mexican States Government Global 6.05% 2040	7,520	9,231
United Mexican States Government 5.75% 2110	3,000	3,210
Citigroup Inc. 4.587% 2015	3,925	3,954
Citigroup Inc. 4.75% 2015	9,000	9,123
Citigroup Inc. 3.953% 2016	10,100	10,077
Citigroup Inc. 6.125% 2018	2,000	2,131
HBOS PLC 6.75% 20184	23,860	19,149
HBOS PLC 6.00% 20334	8,645	5,295
Goldman Sachs Group, Inc. 3.625% 2016	11,900	11,511
Goldman Sachs Group, Inc. 7.50% 2019	10,000	11,056
Goldman Sachs Group, Inc. 6.25% 2041	1,160	1,140
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,805	2,947
Williams Partners L.P. 4.125% 2020	1,625	1,670
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	15,340	17,004
Williams Partners L.P. 4.00% 2021	1,560	1,604
Roche Holdings Inc. 6.00% 20194	13,770	16,765
Roche Holdings Inc. 7.00% 20394	4,040	5,778
Iberdrola Finance Ireland 3.80% 20144	4,470	4,466
Scottish Power PLC 5.375% 2015	9,700	10,213
Iberdrola Finance Ireland 5.00% 20194	5,000	4,890
Scottish Power PLC 5.81% 2025	2,500	2,656
AXA SA 8.60% 2030	16,075	15,850
AXA SA, junior subordinated 6.463% (undated)3,4	9,575	6,176
Argentina (Republic of) 0.055% 20122,3	17,150	2,115
Argentina (Republic of) 7.00% 2015	18,750	17,149
Argentina (Republic of) GDP-Linked 2035	21,000	2,730
Gazprom OJSC 5.092% 20154	4,675	4,753
Gazprom OJSC 5.999% 20214	3,900	3,890
Gazprom OJSC, Series 9, 6.51% 2022	2,650	2,703
Gazprom OJSC 7.288% 20374	5,900	6,114
Gazprom OJSC 7.288% 2037	4,030	4,176
Telefónica Emisiones, SAU 5.134% 2020	16,975	15,966
Telefónica Emisiones, SAU 5.462% 2021	4,205	4,018
Telefónica Europe BV 8.25% 2030	1,295	1,426
Comcast Corp. 5.30% 2014	3,000	3,235
Comcast Corp. 5.875% 2018	3,255	3,768
Comcast Corp. 6.95% 2037	5,035	6,416
Comcast Corp. 6.40% 2038	1,750	2,106
Comcast Corp. 6.40% 2040	4,500	5,604
Bermudan Government 5.603% 20204	16,785	18,832
Bermudan Government 5.603% 2020	1,800	2,019
CEMEX Finance LLC 9.50% 2016	9,925	8,759
CEMEX Finance LLC 9.50% 20164	2,200	1,941
CEMEX SA 9.25% 20204	12,799	9,887
HSBC Finance Corp. 0.957% 20163	9,900	8,290
HSBC Bank PLC 4.125% 20204	11,990	11,848
HSBC Holdings PLC 4.875% 2022	350	370
UBS AG 5.875% 2017	5,130	5,349
UBS AG 5.75% 2018	14,435	14,972
Developers Diversified Realty Corp. 5.375% 2012	3,950	3,988
Developers Diversified Realty Corp. 5.50% 2015	3,023	3,052
Developers Diversified Realty Corp. 9.625% 2016	1,510	1,758
Developers Diversified Realty Corp. 7.50% 2017	5,000	5,405
Developers Diversified Realty Corp. 4.75% 2018	5,500	5,268
Developers Diversified Realty Corp. 7.875% 2020	735	821
Volkswagen International Finance NV 1.625% 20134	8,100	8,126
Volkswagen International Finance NV 2.875% 20164	2,900	2,955
Volkswagen International Finance NV 4.00% 20204	8,950	9,157
Kimco Realty Corp. 6.00% 2012	1,000	1,029
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,230	1,277
Kimco Realty Corp., Series C, 4.82% 2014	1,000	1,040
Kimco Realty Corp., Series C, 4.904% 2015	1,360	1,431
Kimco Realty Corp. 5.584% 2015	2,003	2,157
Kimco Realty Corp. 5.70% 2017	500	539
Kimco Realty Corp. 4.30% 2018	4,740	4,813
Kimco Realty Corp. 6.875% 2019	6,875	7,921
Volvo Treasury AB 5.95% 20154	18,805	19,992
ERP Operating LP 5.25% 2014	3,000	3,195
ERP Operating LP 5.125% 2016	1,110	1,191
ERP Operating LP 4.75% 2020	9,200	9,558
ERP Operating LP 4.625% 2021	5,285	5,398
VEB Finance Ltd. 6.902% 20204	14,045	14,466
VEB Finance Ltd. 6.80% 20254	5,000	4,862
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,500	6,588
Bank of America Corp. 3.75% 2016	5,250	4,867
Bank of America Corp. 5.75% 2017	1,020	965
Bank of America Corp. 5.625% 2020	875	809
Bank of America Corp. 5.00% 2021	6,625	6,043
Turkey (Republic of) 7.00% 2019	3,500	3,894
Turkey (Republic of) 7.50% 2019	5,000	5,719
Turkey (Republic of) 8.00% 2034	4,200	4,987
Turkey (Republic of) 6.75% 2040	4,500	4,657
Enbridge Energy Partners, LP, Series B, 6.50% 2018	10,445	12,163
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,315
Enbridge Energy Partners, LP 5.20% 2020	2,210	2,458
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20164	5,500	6,064
Abu Dhabi National Energy Co. PJSC (TAQA) 7.25% 20184	8,000	9,135
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 20214	3,275	3,422
Daimler Finance NA LLC 2.625% 20164	6,100	6,072
Daimler Finance NA LLC 3.00% 20164	1,450	1,469
DaimlerChrysler North America Holding Corp. 8.50% 2031	7,850	10,990
Ras Laffan Liquefied Natural Gas III 5.50% 20144	5,300	5,697
Ras Laffan Liquefied Natural Gas II 5.298% 20202,4	3,507	3,779
Ras Laffan Liquefied Natural Gas III 5.838% 20272,4	8,000	8,560
BBVA Bancomer SA 4.50% 20164	12,000	11,820
BBVA Bancomer SA, junior subordinated 7.25% 20204	2,010	2,020
BBVA Bancomer SA 6.50% 20214	4,180	4,049
Express Scripts Inc. 5.25% 2012	2,080	2,120
Express Scripts Inc. 3.125% 2016	15,060	15,162
Ghana (Republic of) 8.50% 2017	15,500	17,050
Simon Property Group, LP 6.75% 2014	3,645	4,017
Simon Property Group, LP 4.20% 2015	2,125	2,255
Simon Property Group, LP 2.80% 2017	700	716
Simon Property Group, LP 5.875% 2017	925	1,058
Simon Property Group, LP 6.125% 2018	2,750	3,160
Simon Property Group, LP 10.35% 2019	4,250	5,840
Indonesia (Republic of) 6.875% 2018	5,450	6,445
Indonesia (Republic of) 4.875% 20214	3,835	4,123
Indonesia (Republic of) 4.875% 2021	2,190	2,354
Indonesia (Republic of) 8.50% 2035	1,625	2,356
Indonesia (Republic of) 7.75% 20384	935	1,272
Indonesia (Republic of) 7.75% 2038	310	422
Pemex Project Funding Master Trust 5.75% 2018	5,750	6,354
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	6,750	7,720
Pemex Project Funding Master Trust 6.50% 20414	2,470	2,791
Veolia Environnement 6.00% 2018	15,075	16,476
Brazil (Federal Republic of) Global 6.00% 2017	4,500	5,265
Brazil (Federal Republic of) Global 4.875% 2021	5,000	5,612
Brazil (Federal Republic of) Global 5.625% 2041	4,715	5,493
Petrobras International 5.75% 2020	7,470	8,029
Petrobras International 6.875% 2040	6,760	7,883
E.ON International Finance BV 5.80% 20184	11,000	12,597
E.ON International Finance BV 6.65% 20384	2,500	3,231
HSBK (Europe) BV 7.25% 20174	1,865	1,809
HSBK (Europe) BV 7.25% 20214	14,525	13,797
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,125	2,274
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	7,750	8,393
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	3,250	4,681
State of Qatar 4.50% 20224	3,500	3,614
State of Qatar 9.75% 2030	7,250	11,528
Intesa Sanpaolo SpA 6.50% 20214	17,810	14,636
British American Tobacco International Finance PLC 9.50% 20184	10,485	14,253
Gilead Sciences, Inc. 2.40% 2014	1,880	1,915
Gilead Sciences, Inc. 3.05% 2016	1,500	1,537
Gilead Sciences, Inc. 4.40% 2021	6,175	6,548
Gilead Sciences, Inc. 5.65% 2041	3,500	3,882
CIT Group Inc., Series A, 7.00% 2015	8,475	8,503
CIT Group Inc., Series A, 7.00% 2016	4,200	4,205
CIT Group Inc., Series A, 7.00% 2017	1,000	1,001
Verizon Communications Inc. 5.50% 2017	1,750	2,029
Verizon Communications Inc. 3.50% 2021	3,900	4,067
Verizon Communications Inc. 4.75% 2041	1,925	2,076
Verizon Communications Inc. 6.00% 2041	4,425	5,496
StatoilHydro ASA 1.80% 2016	4,000	4,059
StatoilHydro ASA 5.25% 2019	2,500	2,897
Statoil ASA 3.15% 2022	6,000	6,181
Enersis SA 7.375% 2014	11,935	13,104
TransCanada PipeLines Ltd. 6.50% 2018	5,000	6,126
TransCanada PipeLines Ltd. 7.125% 2019	3,035	3,878
TransCanada PipeLines Ltd. 7.625% 2039	2,000	2,889
Chilean Government 3.875% 2020	7,000	7,642
Chilean Government 3.25% 2021	4,925	5,085
National Grid PLC 6.30% 2016	10,575	12,150
First Data Corp., Term Loan B2, 3.044% 20142,3,7	4,223	3,843
First Data Corp. 9.875% 2015	273	257
First Data Corp. 9.875% 2015	72	68
First Data Corp. 10.55% 20158	116	111
First Data Corp. 12.625% 20214	4,011	3,510
First Data Corp. 8.75% 20223,4,8	5,006	4,330
Royal Bank of Scotland Group PLC 4.375% 2016	7,310	6,982
Royal Bank of Scotland Group PLC 4.70% 2018	1,200	785
RBS Capital Trust II 6.425% noncumulative trust (undated)3,9	7,130	3,743
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)3,4,9	900	568
Amgen Inc. 2.50% 2016	4,125	4,180
Amgen Inc. 5.15% 2041	7,250	7,530
BNP Paribas 5.00% 2021	8,605	8,294
BNP Paribas, junior subordinated 7.195% (undated)3,4	4,600	3,255
South Africa (Republic of) 5.50% 2020	10,150	11,419
Lithuania (Republic of) 6.75% 2015	3,930	4,107
Lithuania (Republic of) 6.125% 20214	7,155	7,155
Santander Issuances, SA Unipersonal 6.50% 20193,4	12,700	11,065
Venezuela (Republic of) 8.50% 2014	2,000	1,873
Venezuela (Republic of) 12.75% 2022	3,000	2,723
Venezuela (Republic of) 9.25% 2027	4,080	2,968
Venezuela (Republic of) 9.25% 2028	780	544
Venezuela (Republic of) 9.375% 2034	4,025	2,797
Republic of Belarus 8.95% 2018	12,500	10,813
Electricité de France SA 5.50% 20144	5,000	5,343
Electricité de France SA 4.60% 20204	2,200	2,252
Electricité de France SA 6.95% 20394	2,625	3,094
Tennessee Valley Authority 5.25% 2039	8,250	10,524
International Business Machines Corp. 1.95% 2016	9,965	10,269
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.225% 20442,3	5,055	5,611
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20482	4,125	4,523
Shell International Finance BV 4.00% 2014	9,340	10,045
Realogy Corp., Letter of Credit, 4.522% 20162,3,7	93	83
Realogy Corp., Term Loan B, 4.691% 20162,3,7	1,060	950
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,7	6,150	6,188
Realogy Corp. 7.875% 20194	3,225	2,822
Michaels Stores, Inc. 11.375% 2016	4,700	5,005
Michaels Stores, Inc. 13.00% 201610	1,950	2,086
Michaels Stores, Inc. 7.75% 2018	2,900	2,944
Development Bank of Kazakhstan 5.50% 20154	9,820	9,771
Russian Federation 5.00% 2020	5,100	5,274
Russian Federation 7.50% 20302	3,824	4,451
Kroger Co. 7.50% 2014	5,250	5,871
Kroger Co. 6.40% 2017	2,000	2,382
Kroger Co. 6.80% 2018	1,000	1,229
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20372	1,762	1,767
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 20392	36	36
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20392	7,165	7,677
Nextel Communications, Inc., Series E, 6.875% 2013	375	375
Nextel Communications, Inc., Series F, 5.95% 2014	7,895	7,658
Nextel Communications, Inc., Series D, 7.375% 2015	650	598
Sprint Nextel Corp. 6.00% 2016	1,000	835
SUPERVALU INC. 7.50% 2014	1,000	1,023
SUPERVALU INC. 8.00% 2016	1,465	1,520
Albertson’s, Inc. 7.45% 2029	3,000	2,355
Albertson’s, Inc. 8.00% 2031	5,675	4,554
Novartis Securities Investment Ltd. 5.125% 2019	8,000	9,413
Macy’s Retail Holdings, Inc. 8.125% 20153	6,080	7,026
Federated Department Stores, Inc. 6.90% 2029	2,135	2,351
Korea Development Bank 5.30% 2013	2,200	2,264
Korea Development Bank 8.00% 2014	6,250	6,893
Time Warner Cable Inc. 6.75% 20185	3,985	4,738
Time Warner Cable Inc. 5.00% 20205	4,000	4,388
MGM Resorts International 6.625% 2015	4,100	3,916
MGM Resorts International 7.50% 2016	1,500	1,444
MGM Resorts International 9.00% 2020	3,250	3,616
UniCredito Italiano SpA 6.00% 20174	5,605	4,224
HVB Funding Trust I, junior subordinated 8.741% 20314	4,000	3,270
HVB Funding Trust III, junior subordinated 9.00% 20314	1,810	1,480
Burlington Northern Santa Fe LLC 5.75% 2018	1,160	1,357
Burlington Northern Santa Fe LLC 4.70% 2019	1,960	2,203
Burlington Northern Santa Fe LLC 3.45% 2021	5,000	5,162
Virgin Media Finance PLC, Series 1, 9.50% 2016	3,400	3,834
Virgin Media Secured Finance PLC 5.25% 2021	4,570	4,849
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20372	1,991	2,007
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.882% 20382,3	3,785	4,219
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20392	2,250	2,445
Colbun SA 6.00% 20204	8,150	8,665
McDonald’s Corp. 3.50% 2020	8,005	8,647
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20182,4	8,617	8,595
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,835	2,147
Rio Tinto Finance (USA) Ltd. 2.50% 2016	3,000	3,064
Rio Tinto Finance (USA) Ltd. 4.125% 2021	3,000	3,230
CenterPoint Energy Resources Corp. 4.50% 2021	7,915	8,395
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	6,500	8,206
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20462,4	4,397	4,623
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20462,4	3,000	3,400
Enel Finance International SA 3.875% 20144	8,085	7,877
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	7,000	7,805
Toys “R” Us-Delaware, Inc. 7.375% 20164	2,000	2,015
Toys “R” Us Property Co. II, LLC 8.50% 2017	3,800	3,952
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	549
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20182,3,7	1,020	1,002
Regions Financial Corp. 7.75% 2014	5,289	5,368
Regions Financial Corp. 5.20% 2015	1,050	987
Regions Financial Corp. 5.75% 2015	1,161	1,120
Hospitality Properties Trust 6.30% 2016	1,000	1,050
Hospitality Properties Trust 6.70% 2018	6,055	6,423
Colombia (Republic of) Global 4.375% 2021	5,130	5,540
Colombia (Republic of) Global 10.375% 2033	484	817
Colombia (Republic of) Global 7.375% 2037	715	1,010
DAE Aviation Holdings, Inc. 11.25% 20154	7,033	7,349
Jaguar Land Rover PLC 7.75% 20184	5,200	4,979
Jaguar Land Rover PLC 8.125% 20214	2,500	2,363
AT&T Inc. 5.35% 2040	6,500	7,325
Limited Brands, Inc. 7.00% 2020	941	1,023
Limited Brands, Inc. 6.625% 2021	5,854	6,235
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,4	6,860	7,100
Kraft Foods Inc. 6.125% 2018	5,975	7,011
American Tower Corp. 7.00% 2017	6,150	6,955
Banco de Crédito del Perú 5.375% 20204	7,000	6,901
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412,3	4,825	5,158
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432,3	1,655	1,719
Boyd Gaming Corp. 6.75% 2014	3,025	2,881
Boyd Gaming Corp. 7.125% 2016	2,175	1,892
Boyd Gaming Corp. 9.125% 2018	2,000	1,910
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20144	6,365	6,663
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	6,160	6,607
C&S Group Enterprises LLC 8.375% 20174	6,155	6,524
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20154	3,925	3,778
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20154	1,925	1,853
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	1,000	838
Norfolk Southern Corp. 5.75% 2016	5,515	6,391
Gabonese Republic 8.20% 20174	5,500	6,325
Hanesbrands Inc., Series B, 4.146% 20143	1,435	1,435
Hanesbrands Inc. 8.00% 2016	4,450	4,862
AES Corp. 7.75% 2015	3,275	3,578
AES Corp. 8.00% 2020	2,440	2,696
Reliance Holdings Ltd. 6.25% 20404	7,000	6,233
US Investigations Services, Inc., Term Loan B, 3.037% 20152,3,7	1,351	1,258
US Investigations Services, Inc., Term Loan B, 7.75% 20152,3,7	2,338	2,326
US Investigations Services, Inc. 10.50% 20154	1,900	1,720
US Investigations Services, Inc. 11.75% 20164	1,035	911
Teekay Corp. 8.50% 2020	6,400	6,192
Woodside Finance Ltd. 4.60% 20214	6,040	6,177
Wind Acquisition SA 11.75% 20174	4,750	4,275
Wind Acquisition SA 7.25% 20184	2,050	1,871
Univision Communications Inc., Term Loan, 4.546% 20172,3,7	3,232	2,887
Univision Communications Inc. 8.50% 20214	3,500	3,203
Esterline Technologies Corp. 6.625% 2017	3,800	3,952
Esterline Technologies Corp. 7.00% 2020	2,000	2,120
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,000	2,021
PNC Funding Corp. 6.70% 2019	3,250	3,970
Frontier Communications Corp. 7.875% 2015	1,500	1,528
Frontier Communications Corp. 8.25% 2017	2,550	2,620
Frontier Communications Corp. 8.50% 2020	1,775	1,826
Koninklijke KPN NV 8.375% 2030	4,600	5,910
MacDermid 9.50% 20174	5,850	5,850
J.C. Penney Co., Inc. 5.75% 2018	5,755	5,813
Wal-Mart Stores, Inc. 4.875% 2040	5,000	5,785
Vodafone Group PLC, Term Loan, 6.875% 20152,7,8,11	3,050	3,058
Vodafone Group PLC, Term Loan B, 6.25% 20162,7,8,11	2,675	2,668
Denbury Resources Inc. 9.75% 2016	2,750	3,046
Denbury Resources Inc. 8.25% 2020	2,292	2,573
Georgia Gulf Corp. 9.00% 20174	5,275	5,605
Progress Energy, Inc. 6.05% 2014	5,000	5,521
France Télécom 4.375% 2014	1,390	1,469
France Télécom 2.125% 2015	4,020	3,987
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	5,300	5,353
Target Corp. 6.00% 20185	4,375	5,336
Latvia (Republic of) 5.25% 2021	5,750	5,323
Time Warner Inc. 4.75% 2021	2,320	2,520
Time Warner Inc. 6.25% 2041	2,330	2,798
Marks and Spencer Group PLC 6.25% 20174	4,500	4,789
Marks and Spencer Group PLC 7.125% 20374	500	498
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	4,990	5,240
NCL Corp. Ltd. 11.75% 2016	3,975	4,591
NCL Corp. Ltd. 9.50% 2018	550	576
Toronto-Dominion Bank 2.375% 2016	5,000	5,095
CEVA Group PLC 11.625% 20164	2,775	2,768
CEVA Group PLC 8.375% 20174	200	189
CEVA Group PLC 11.50% 20184	2,350	2,133
Nordea Bank, Series 2, 3.70% 20144	5,000	5,084
Warner Music Group 9.50% 2016	2,375	2,589
Warner Music Group 9.50% 20164	2,275	2,480
Revel Entertainment, Term Loan B, 9.00% 20182,3,7	5,500	5,041
Cardinal Health, Inc. 4.625% 2020	4,680	5,024
NBCUniversal Media, LLC 5.15% 2020	4,500	5,017
Ply Gem Industries, Inc. 13.125% 2014	1,000	890
Ply Gem Industries, Inc. 8.25% 2018	4,675	4,096
CONSOL Energy Inc. 8.00% 2017	3,725	4,098
CONSOL Energy Inc. 8.25% 2020	775	860
Quintiles, Term Loan B, 5.00% 20182,3,7	4,975	4,897
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	4,500	4,883
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	4,655	4,878
Union Pacific Corp. 5.70% 2018	2,000	2,374
Union Pacific Corp. 6.15% 2037	1,990	2,482
PTS Acquisition Corp. 9.50% 20153,8	4,636	4,787
Barclays Bank PLC 5.125% 2020	4,625	4,757
Continental Resources Inc. 8.25% 2019	725	801
Continental Resources Inc. 7.375% 2020	425	465
Continental Resources Inc. 7.125% 2021	3,200	3,488
Voto-Votorantim Ltd 6.75% 20214	4,450	4,750
ARAMARK Corp. 8.50% 2015	3,100	3,193
ARAMARK Corp. 8.625% 20164,8	1,500	1,553
Smithfield Foods, Inc. 10.00% 2014	3,000	3,503
Smithfield Foods, Inc. 7.75% 2017	1,075	1,183
NV Energy, Inc 6.25% 2020	4,500	4,684
VWR Funding, Inc., Series B, 10.25% 20153,8	4,434	4,600
Sri Lanka (Republic of) 8.25% 2012	350	357
Sri Lanka (Republic of) 6.25% 20214	4,250	4,195
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20124	4,500	4,529
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20162	4,250	4,516
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	5,000	4,388
Needle Merger Sub Corp. 8.125% 20194	4,565	4,371
Government National Mortgage Assn. 3.50% 20252	2,255	2,408
Government National Mortgage Assn. 3.50% 20252	1,833	1,958
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.479% 20142,3,7	137	104
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.579% 20142,3,7	2,222	1,681
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,3,7	2,493	1,992
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,225	233
Hawker Beechcraft Acquisition Co., LLC 8.875% 20153,8	1,815	345
Petroplus Finance Ltd. 6.75% 20144	3,450	1,880
Petroplus Finance Ltd. 7.00% 20174	3,960	2,020
Petroplus Finance Ltd. 9.375% 20194	800	416
Ingles Markets, Inc. 8.875% 2017	3,950	4,296
PTT Exploration & Production Ltd 5.692% 20214	4,045	4,241
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20462	3,790	4,210
Host Marriott, LP, Series O, 6.375% 2015	500	511
Host Hotels & Resorts LP 9.00% 2017	2,075	2,267
Host Hotels & Resorts LP 6.00% 2020	1,350	1,387
Stater Bros. Holdings Inc. 7.75% 2015	4,025	4,151
Concho Resources Inc. 8.625% 2017	1,250	1,372
Concho Resources Inc. 7.00% 2021	2,500	2,697
Tower Automotive Holdings 10.625% 20174	4,027	4,067
FMG Resources 7.00% 20154	4,000	4,060
Schering-Plough Corp. 6.00% 2017	3,275	4,021
Devon Energy Corp. 6.30% 2019	3,280	4,017
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	4,000	4,004
The Export-Import Bank of Korea 4.375% 2021	4,000	3,972
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	1,069	1,117
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	250	261
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	2,425	2,592
Dominican Republic 7.50% 20212,4	4,000	3,950
Synovus Financial Corp. 5.125% 2017	4,556	3,873
General Electric Co. 5.00% 2013	1,000	1,042
General Electric Co. 5.25% 2017	2,455	2,822
Nortek Inc. 10.00% 20184	4,050	3,858
Cricket Communications, Inc. 10.00% 2015	1,325	1,332
Cricket Communications, Inc. 7.75% 2016	2,425	2,516
Crown Castle International Corp. 9.00% 2015	2,525	2,755
Crown Castle International Corp. 7.75% 20174	500	541
Crown Castle International Corp. 7.125% 2019	500	543
Public Service Co. of Colorado 3.20% 2020	3,675	3,818
Province of Buenos Aires 10.875% 20212,4	5,000	3,813
CoBank ACB 7.875% 20184	430	512
CoBank ACB 1.146% 20223,4	4,275	3,219
Staples, Inc. 9.75% 2014	3,250	3,718
PETCO Animal Supplies, Inc. 9.25% 20184	3,450	3,717
Unum Group 5.625% 2020	3,600	3,712
South Korean Government 5.75% 2014	3,400	3,705
Overseas Shipholding Group, Inc. 8.125% 2018	5,825	3,604
Banco Mercantil del Norte, SA, junior subordinated 6.862% 20213,4	3,500	3,570
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,200	3,066
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	500	375
International Paper Co. 7.30% 2039	2,810	3,424
Digicel Group Ltd. 12.00% 2014	300	339
Digicel Group Ltd. 12.00% 20144	200	226
Digicel Group Ltd. 8.875% 20154	2,000	1,980
Digicel Group Ltd. 10.50% 20184	850	863
EDP Finance BV. 6.00% 20184	4,000	3,368
Alkermes, Inc., Term Loan B, 6.75% 20172,3,7	2,075	2,067
Alkermes, Inc., Term Loan B, 9.50% 20182,3,7	1,295	1,282
Energy Transfer Partners, LP 7.50% 2020	3,050	3,347
ACE INA Holdings Inc. 5.875% 2014	1,510	1,667
ACE INA Holdings Inc. 2.60% 2015	1,625	1,656
Allison Transmission Holdings, Inc. 11.00% 20154	3,100	3,286
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	2,650	3,220
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	3,000	3,176
Grifols Inc. 8.25% 2018	3,000	3,165
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372,4	3,000	3,132
TXU, Term Loan, 3.776% 20142,3,7	961	674
TXU, Term Loan, 4.776% 20172,3,7	3,846	2,445
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20172,3,7	3,160	3,109
H&E Equipment Services, Inc. 8.375% 2016	3,000	3,082
Forest Oil Corp. 7.25% 2019	3,000	3,075
News America Inc. 6.15% 2041	2,630	3,037
Serena Software, Inc. 10.375% 2016	2,936	3,024
Kinder Morgan Energy Partners LP 6.85% 2020	2,540	2,990
Academy, Ltd. 9.25% 20194	3,000	2,977
Ashtead Capital, Inc. 9.00% 20164	2,750	2,881
UDR, Inc., Series A, 5.25% 2015	2,680	2,853
Boston Scientific Corp. 6.00% 2020	2,500	2,794
Peugeot SA 4.375% 20164	3,000	2,783
Pfizer Inc 6.20% 2019	2,250	2,780
Delhaize Group 6.50% 2017	500	588
Delhaize Group 5.70% 2040	2,129	2,189
JMC Steel Group Inc. 8.25% 20184	2,800	2,744
Arch Coal, Inc. 7.00% 20194	2,675	2,742
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 20232	2,225	2,664
Ford Motor Credit Co. 8.70% 2014	500	560
Ford Motor Credit Co. 5.625% 2015	2,000	2,075
EH Holding Corp. 6.50% 20194	2,500	2,619
ConvaTec Healthcare 10.50% 20184	2,905	2,607
Radio One, Inc., Term Loan B, 7.50% 20162,3,7	2,786	2,597
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	2,500	2,593
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,581
SunGard Data Systems Inc. 7.375% 2018	2,500	2,572
SRA International, Inc., Term Loan B, 6.50% 20182,3,7	2,704	2,560
ArcelorMittal 5.50% 2021	2,765	2,542
Edison Mission Energy 7.50% 2013	155	151
Edison Mission Energy 7.20% 2019	3,175	2,000
Edison Mission Energy 7.625% 2027	650	387
LightSquared, Term Loan B, 12.00% 20142,7,8	5,758	2,469
Symbion Inc. 8.00% 2016	2,625	2,438
Rite Aid Corp. 9.75% 2016	570	627
Rite Aid Corp. 8.00% 2020	1,625	1,804
QBE Capital Funding III LP 7.25% 20413,4	2,000	1,763
QBE Capital Funding II LP 6.797% (undated)3,4	750	640
Seneca Gaming Corp. 8.25% 20184	2,400	2,358
Newcrest Finance Pty Ltd. 4.45% 20214	2,220	2,193
Coventry Health Care, Inc. 6.125% 2015	2,000	2,191
AES Panamá, SA 6.35% 20164	2,000	2,175
Mohegan Tribal Gaming Authority 7.125% 2014	4,500	2,149
GlaxoSmithKline Capital Inc. 4.85% 2013	2,000	2,118
Biogen Idec Inc. 6.00% 2013	2,000	2,104
PETRONAS Capital Ltd. 7.00% 20124	2,050	2,099
Bon-Ton Department Stores, Inc. 10.25% 2014	3,150	2,036
New York Life Global Funding 4.65% 20134	1,940	2,035
Cisco Systems, Inc. 0.794% 20143	2,000	2,000
Alpha Natural Resources, Inc. 6.00% 2019	2,050	1,999
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	1,815	1,876
Thomson Reuters Corp. 5.95% 20135	1,750	1,865
Banque Centrale de Tunisie 7.375% 2012	1,750	1,785
Canadian Natural Resources Ltd. 5.70% 2017	1,500	1,776
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20182,3,7	1,800	1,739
TNK-BP Finance SA 7.50% 20164	1,500	1,586
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 20152	1,500	1,579
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20452	1,375	1,521
Rouse Co. 5.375% 2013	1,500	1,496
Husky Energy Inc. 5.90% 2014	1,300	1,414
CNA Financial Corp. 7.35% 2019	1,200	1,339
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 20282	1,062	1,154
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 20382	1,100	1,129
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.33% 20442,3	1,000	1,102
Northwest Airlines, Inc., Term Loan B, 4.08% 20132,3,7	232	231
Northwest Airlines, Inc., Term Loan A, 2.33% 20182,3,7	924	864
Canadian National Railway Co. 4.95% 2014	1,000	1,079
RBS Global, Inc. and Rexnord LLC 11.75% 2016	900	949
McKesson Corp. 3.25% 2016	740	784
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.202% 20422,3	770	782
Jackson National Life Global 5.375% 20134	560	586
Atlas Copco AB 5.60% 20174	500	567
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 20142	539	548
Liberty Mutual Group Inc. 6.50% 20354	535	522
JSC BTA Bank 10.75%/12.50% 20182,4,10	1,165	204
JSC BTA Bank 0% 20204	2,406	126
JSC BTA Bank 7.20% 20252,4	264	22
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 20202	303	309
Local T.V. Finance LLC, Term Loan B, 2.30% 20132,3,7	234	227
Iraq (Republic of) 5.80% 20282,4	250	206
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	75	14
		4,951,034

Total bonds & notes (cost: $11,282,253,000)		11,565,912

Preferred securities — 0.02%	Shares

U.S. DOLLARS — 0.02%
Citigroup Inc. 6.95% preferred	106,000	2,474

Total preferred securities (cost: $2,573,000)		2,474

Common stocks — 0.01%

U.S. DOLLARS — 0.01%
Cooper-Standard Holdings Inc.4,11	40,522	1,398
Atrium Corp.11,12	191	1

Total common stocks (cost: $1,193,000)		1,399

Warrants — 0.00%

U.S. DOLLARS — 0.00%
Cooper-Standard Holdings Inc., warrants, expire 20174,11	2,837	45
Hawaiian Telcom Holdco, Inc., warrants, expire 201511	4,876	22

Total warrants (cost: $1,196,000)		67

	Principal amount
Short-term securities — 7.19%	(000)

Freddie Mac 0.07%–0.15% due 2/15–7/10/2012	US$289,650	289,585
Fannie Mae 0.065%–0.14% due 1/3–7/16/2012	113,775	113,747
National Australia Funding (Delaware) Inc. 0.145%–0.28% due 2/15–4/2/20124	106,300	106,286
Commonwealth Bank of Australia 0.24%–0.25% due 3/15–3/16/20124	85,000	84,920
Federal Home Loan Bank 0.08%–0.09% due 1/25–4/25/2012	75,100	75,094
Barclays U.S. Funding Corp. 0.09% due 1/3/2012	52,000	52,000
Credit Suisse New York Branch 0.43%–0.45% due 2/17–2/21/2012	42,200	42,175
Jupiter Securitization Co., LLC 0.12% due 1/18/20124	33,800	33,798
Variable Funding Capital Company LLC 0.21% due 2/22/20124	27,500	27,490
Nestlé Capital Corp. 0.12% due 6/1/20124	25,000	24,983
International Bank for Reconstruction and Development 0.08% due 6/4/2012	20,800	20,794
Old Line Funding, LLC 0.22% due 2/7/20124	9,229	9,228
Federal Farm Credit Banks 0.05% due 5/10/2012	3,900	3,899

Total short-term securities (cost: 883,940,000)		883,999

Total investment securities (cost: $12,171,155,000)		12,453,851
Other assets less liabilities		(151,310)

Net assets		US$12,302,541

1Index-linked bond whose principal amount moves with a government price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,087,161,000, which represented 8.84% of the net assets of the fund.

5Security did not produce income during the last 12 months.

6A portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $523,000, which represented less than .01% of the net assets of the fund.

7Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $58,242,000, which represented .47% of the net assets of the fund.

8Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
9Scheduled interest and/or principal payment was not received.
10Step bond; coupon rate will increase at a later date.
11Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,192,000, which represented .06% of the net assets of the fund.

12Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/30/2010 at a cost of $17,000) may be subject to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

As of December 31, 2011, the fund had open forward currency contracts to purchase or sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					(amounts in thousands)
					Unrealized
					appreciation
			Contract amount		(depreciation) at
	Settlement date	Counterparty	Receive	Deliver	12/31/2011

Purchases:
Japanese yen	1/10/2012	JPMorgan Chase	¥814,113	$10,518	US$ 60
Japanese yen	1/13/2012	HSBC Bank	¥8,284,500	$106,758	894
Japanese yen	1/13/2012	Citibank	¥3,872,030	$49,880	435
Japanese yen	1/19/2012	UBS AG	¥3,766,830	$48,604	349
Japanese yen	1/20/2012	UBS AG	¥1,910,016	$24,606	217
Japanese yen	1/20/2012	Bank of New York Mellon	¥9,040,000	$116,645	839
Japanese yen	1/23/2012	Barclays Bank PLC	¥1,919,396	$24,671	275
Japanese yen	1/25/2012	UBS AG	¥1,987,454	$25,546	286
					US$3,355

Sales:
British pounds	1/6/2012	Bank of New York Mellon	$13,439	£8,600	US$ 84
British pounds	1/10/2012	JPMorgan Chase	$3,137	£2,000	31
British pounds	1/11/2012	Barclays Bank PLC	€28,061	£24,050	(1,025)
British pounds	1/17/2012	JPMorgan Chase	$5,798	£3,750	(23)
British pounds	1/17/2012	JPMorgan Chase	€6,560	£5,510	(65)
British pounds	1/19/2012	UBS AG	€20,516	£17,550	(695)
British pounds	1/19/2012	UBS AG	€25,946	£21,800	(264)
British pounds	1/25/2012	UBS AG	$14,211	£9,075	121
British pounds	1/26/2012	UBS AG	$2,939	£1,900	(11)
British pounds	1/26/2012	Barclays Bank PLC	$5,634	£3,600	45
British pounds	1/31/2012	HSBC Bank	$53,161	£33,960	437
Canadian dollars	1/31/2012	UBS AG	$38,764	$ C40,000	(471)
Canadian dollars	1/31/2012	UBS AG	$48,608	$ C49,920	(357)
Euros	1/5/2012	HSBC Bank	$39,984	€30,000	1,155
Euros	1/6/2012	Citibank	$100,734	€75,250	3,338
Euros	1/10/2012	Barclays Bank PLC	$22,777	€17,000	773
Euros	1/10/2012	Barclays Bank PLC	£35,668	€41,500	1,672
Euros	1/10/2012	JPMorgan Chase	$30,484	€22,690	1,115
Euros	1/10/2012	Barclays Bank PLC	¥2,792,937	€26,850	1,538
Euros	1/11/2012	JPMorgan Chase	$21,427	€16,000	718
Euros	1/11/2012	Barclays Bank PLC	$24,394	€18,300	708
Euros	1/11/2012	Barclays Bank PLC	$30,113	€22,590	873
Euros	1/11/2012	JPMorgan Chase	$172,862	€129,050	5,788
Euros	1/11/2012	Barclays Bank PLC	$5,400	€4,030	184
Euros	1/11/2012	JPMorgan Chase	$22,742	€16,975	761
Euros	1/11/2012	JPMorgan Chase	$5,959	€4,450	200
Euros	1/12/2012	JPMorgan Chase	$40,113	€29,970	1,165
Euros	1/12/2012	UBS AG	$9,380	€7,000	319
Euros	1/13/2012	UBS AG	$13,900	€10,350	504
Euros	1/13/2012	HSBC Bank	$4,800	€3,600	140
Euros	1/13/2012	UBS AG	$11,416	€8,500	414
Euros	1/19/2012	Citibank	$21,453	€16,000	742
Euros	1/20/2012	Citibank	$24,645	€18,925	148
Euros	1/20/2012	Citibank	$670	€500	22
Euros	1/24/2012	Citibank	$15,380	€11,760	157
Euros	1/25/2012	JPMorgan Chase	$114,526	€88,000	612
Euros	1/25/2012	Citibank	$24,790	€19,055	124
Euros	1/25/2012	Citibank	$49,398	€37,730	558
Euros	1/26/2012	JPMorgan Chase	£35,858	€42,500	657
Euros	1/27/2012	HSBC Bank	¥1,899,581	€18,750	418
Euros	1/27/2012	UBS AG	$8,980	€6,900	48
Euros	1/31/2012	UBS AG	$51,789	€39,585	US$ 544
Euros	2/1/2012	Barclays Bank PLC	$23,133	€17,690	233
Euros	2/2/2012	UBS AG	¥786,011	€7,790	133
Euros	2/2/2012	Citibank	$23,555	€18,190	7
Euros	2/2/2012	JPMorgan Chase	$12,016	€9,280	2
Hungarian forints	1/25/2012	HSBC Bank	$8,088	HUF1,886,825	356
Mexican pesos	1/6/2012	Citibank	$25,068	MXN350,750	(59)
Mexican pesos	1/17/2012	HSBC Bank	$24,930	MXN339,800	615
Mexican pesos	1/19/2012	Barclays Bank PLC	$5,006	MXN68,240	124
New Turkish liras	1/25/2012	HSBC Bank	$10,076	TRY19,075	67
Polish zloty	1/10/2012	Barclays Bank PLC	$46,347	PLN156,000	1,188
Russian ruble	1/13/2012	JPMorgan Chase	$4,866	RUB155,025	62
Swedish kronor	1/5/2012	UBS AG	$25,138	SKr173,975	(132)
Swedish kronor	1/10/2012	Barclays Bank PLC	$4,431	SKr29,935	84
Swedish kronor	1/12/2012	JPMorgan Chase	$37,709	SKr260,350	(93)
Swedish kronor	1/17/2012	Barclays Bank PLC	$24,562	SKr171,065	(270)
Swedish kronor	1/27/2012	Barclays Bank PLC	$33,580	SKr232,885	(208)
					US$25,311

Forward currency contracts — net					US$28,666

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described on the previous page for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Euros	$—	$1,906,591	$—	$1,906,591
Japanese yen	—	1,417,201	—	1,417,201
South Korean won	—	434,486	—	434,486
British pounds	—	406,800	—	406,800
Mexican pesos	—	384,900	—	384,900
Swedish kronor	—	337,609	—	337,609
Polish zloty	—	267,336	—	267,336
Malaysian ringgits	—	248,493	—	248,493
Singapore dollars	—	214,726	—	214,726
U.S. dollars	—	4,945,308	5,726	4,951,034
Other currencies	—	996,736	—	996,736
Preferred securities	2,474	—	—	2,474
Common stocks	—	1,398	1	1,399
Warrants	—	67	—	67
Short-term securities	—	883,999	—	883,999
Total	$2,474	$12,445,650	$5,727	$12,453,851

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$32,339	$—	$32,339
Unrealized depreciation on open forward currency contracts	—	(3,673)	—	(3,673)
Total	$—	$28,666	$—	$28,666

*Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2011 (dollars in thousands):

	Beginning		Ending
	value at	Unrealized	value at
	10/1/2011	depreciation	12/31/2011

Investment securities	$5,752	$(25)	$5,727

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2011 (dollars in thousands):			$(25)

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$584,335
Gross unrealized depreciation on investment securities	(321,891)
Net unrealized appreciation on investment securities	262,444
Cost of investment securities for federal income tax purposes	12,191,407

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-931-0212O-S29437

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD BOND FUND

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark H. Dalzell
Mark H. Dalzell, President and Principal Executive Officer

Date: February 28, 2012

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: February 28, 2012